Taxes and contributions	12 Months Ended
Dec. 31, 2017
Taxes and contributions [Abstract]
Taxes and contributions

 16. Taxes and contributions

	December 31,
	2017	2016
Taxes
Services tax (i)	14,837	1,382
Value-added tax on sales and services (ii)	3,830	3,596
Social integration program (iii)	9,918	2,690
Social contribution on revenues (iii)	59,358	16,544
Income tax and social contribution (iv)	35,474	-
Other	1,264	690

	124,681	24,902

Judicial deposits (v)
Services tax	(11,375)	-
Value-added tax on sales and services	(2,665)	-
Social integration program	(8,188)	(2,516)
Social contribution on revenues	(50,389)	(15,475)

	(72,617)	(17,991)

	52,064	6,911

       (i)            Refers to taxes on revenue from transaction activities.

     (ii)            Refers to the Value-added Tax on Sales and Services (ICMS) amounts due by Net+Phone, related to tax substitution and tax rate differential, applied on sales of credit and debit card readers.

    (iii)            Refers mainly to Social Integration Program (PIS) and Social Contribution on Revenues (COFINS) charged on financial income.

    (iv)            Refers to the income tax and social contribution payable on current income taxes and contribution.

     (v)            PagSeguro Group obtained court decisions to deposit the amount related to the payments in escrow for matters discussed in items “i”, “ii” and “iii” above.